UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	AIC Investment Services Inc.
Address:  	1375 Kerns Rd.
                Burlington, ON, Canada
               	L7R 4X8

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jonathan Wellum
Title: Chief Investment Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

                        Burlington, Ontario, Canada	 August 12, 2008
Signature		City, State			 Date

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                 Name
28-5110	Third Avenue Management LLC
28-4003	Ariel Capital Management, LLC
28-10835 Brookfield Redding, LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	126

Form 13F Information Table Value Total: 	$1,950,843
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE



13F - INFORMATION TABLE as at June 30, 2008

													VOTING AUTHORITY
NAME OF ISSUER	 		TITLE 		CUSIP	        Value	SHRS 	   SH/ PUT/ INVSTMT	OTHER  SOLE  SHRD  NONE
	OF CLASS				NUMBER	 	(x$1000)OR PRN	   PRN CALL DSCRETN	MNGERS
4 KIDS ENTMT INC		COM		350865101	3,555	479,775	   SH     SOLE		479,775
ACE LTD				ORD		CH0044328745	3,963	71,930	   SH	  SOLE		71,930
ADOBE SYS INC			COM		00724F101	1,152	29,250	   SH	  SOLE		29,250
AFLAC INC			COM		001055102	5,173	82,370	   SH	  SOLE		82,370
AGNICO EAGLE MINES LTD		COM		008474108	3,204	42,704	   SH	  SOLE		42,704
ALBANY INTL CORP		CL A		012348108	5,835	201,191	   SH	  SOLE		201,191
ALTERA CORP			COM		021441100	574	27,750	   SH     SOLE		27,750
AMERICAN EXPRESS CO		COM		025816109	4,159	110,400	   SH	  SOLE		110,400
AMERICAN INTL GROUP INC		COM		026874107	66,505	2,513,410  SH	  SOLE		2,513,410
AON CORP			COM		037389103	381	8,300	   SH	  SOLE		8,300
APPLIED MATLS INC		COM		038222105	4,884	255,821	   SH	  SOLE		255,821
AXA	SPONSORED 		ADR		054536107	2,251	76,500	   SH	  SOLE		76,500
BANK NOVA SCOTIA HALIFAX	COM		064149107	56,263	1,228,909  SH	  SOLE		1,228,909
BANK OF AMERICA CORPORATION	COM		060505104	2,592	108,600	   SH	  SOLE		108,600
BANK OF NEW YORK MELLON CORP	COM		064058100	1,850	48,902	   SH	  SOLE		48,902
BARCLAYS PLC			ADR		06738E204	4,642	200,500	   SH	  SOLE		200,500
BCE INC				COM NEW		05534B760	15,055	431,700	   SH	  SOLE		431,700
BERKSHIRE HATHAWAY INC DEL	CL A		084670108	25,599	212	   SH	  SOLE		212
BEST BUY INC			COM		086516101	1,534	38,739	   SH	  SOLE		38,739
BROOKFIELD ASSET MGMT INC	CL A LTD VT SH	112585104	83,432	2,569,424  SH	  SOLE		2,569,424
BROOKFIELD INFRAST PARTNERS	LP INT UNIT	BMG162521014	2,006	102,352	   SH	  SOLE		102,352
CANADIAN NATL RY CO		COM		136375102	2,496	51,945	   SH	  SOLE		51,945
CANADIAN PAC RY LTD		COM		13645T100	3,985	60,000	   SH	  SOLE		60,000
CAPITALSOURCE INC		COM		14055X102	554	50,000	   SH	  SOLE		50,000
CARNIVAL CORP			PAIRED CTF	143658300	1,309	39,700	   SH	  SOLE		39,700
CISCO SYS INC			COM		17275R102	1,826	78,521	   SH	  SOLE		78,521
CITIGROUP INC			COM		172967101	1,921	114,600	   SH	  SOLE		114,600
CME GROUP INC			COM		12572Q105	335	875	   SH	  SOLE		875
COCA COLA FEMSA S A B DE C V	SPON ADR REP L	191241108	1,415	25,100	   SH	  SOLE		25,100
COGENT INC			COM		19239Y108	1,461	128,500	   SH	  SOLE		128,500
CONOCOPHILLIPS			COM		20825C104	1,708	18,100	   SH	  SOLE		18,100
CREDIT SUISSE GROUP		SPONSORED ADR	225401108	2,311	51,000	   SH	  SOLE		51,000
DELL INC			COM		24702R101	2,864	130,911	   SH	  SOLE		130,911
DEUTSCHE BANK AG		NAMEN AKT	DE0005140008	1,195	14,000	   SH	  SOLE		14,000
DEUTSCHE TELEKOM AG		SPONSORED ADR	251566105	457	27,900	   SH	  SOLE		27,900
DISCOVER FINL SVCS		COM		254709108	336	25,500	   SH	  SOLE		25,500
DUN & BRADSTREET CORP DEL NE	COM		26483E100	219	2,500	   SH	  SOLE		2,500
ELDORADO GOLD CORP NEW		COM		284902103	2,920	342,542	   SH	  SOLE		342,542
ENCANA CORP			COM		292505104	2,566	28,020	   SH	  SOLE		28,020
EQUIFAX INC			COM		294429105	417	12,400	   SH	  SOLE		12,400
FEDERAL HOME LN MTG CORP	COM		313400301	1,192	72,700	   SH	  SOLE		72,700
FEDEX CORP			COM		31428X106	42,747	542,535	   SH	  SOLE		542,535
FIDELITY NATIONAL FINANCIAL	CL A		31620R105	469	37,200	   SH	  SOLE		37,200
FIDELITY NATL INFORMATION SV	COM		31620M106	742	20,100	   SH	  SOLE		20,100
GARMIN LTD			ORD		KYG372601099	270	6,300	   SH	  SOLE		6,300
GENERAL ELECTRIC CO		COM		369604103	7,503	281,100	   SH	  SOLE		281,100
GERDAU AMERISTEEL CORP		COM		37373P105	3,142	162,520	   SH	  SOLE		162,520
GLAXOSMITHKLINE PLC		SPONSORED ADR	37733W105	354	8,000	   SH	  SOLE		8,000
GLOBAL PMTS INC			COM		37940X102	1,072	23,000	   SH	  SOLE		23,000
HAIN CELESTIAL GROUP INC	COM		405217100	1,221	52,000	   SH	  SOLE		52,000
HARTFORD FINL SVCS GROUP INC	COM		416515104	8,757	135,616	   SH	  SOLE		135,616
HSBC HLDGS PLC			SPON ADR NEW	404280406	24,361	317,615	   SH	  SOLE		317,615
ICICI BK LTD			ADR		45104G104	1,412	49,100	   SH	  SOLE		49,100
INFOSYS TECHNOLOGIES LTD	SPONSORED ADR	456788108	6,003 	138,135    SH	  SOLE		138,135
ING GROEP N V			SPONSORED ADR	456837103	2,301	72,919	   SH	  SOLE		72,919
INTEL CORP			COM		458140100	2,887	134,389	   SH	  SOLE		134,389
INTERPUBLIC GROUP COS INC	COM		460690100	17,310	2,012,761  SH	  SOLE		2,012,761
INVESCO LTD			SHS		BMG491BT1088	192,972	8,047,198  SH	  SOLE		8,047,198
JOHNSON & JOHNSON		COM		478160104	49,934	776,092	   SH	  SOLE		776,092
JP MORGAN CHASE & CO		COM		46625H100	17,631	513,866	   SH	  SOLE		513,866
LEGG MASON INC			COM		524901105	5,463	125,380	   SH	  SOLE		125,380
LLOYDS TSB GROUP PLC		SPONSORED ADR	539439109	3,469	140,600	   SH	  SOLE		140,600
LUNDIN MINING CORP		COM		550372106	15,024	2,462,225  SH	  SOLE		2,462,225
MACROVISION SOLUTIONS CORP	COM		55611C108	2,989	199,823	   SH	  SOLE		199,823
MANULIFE FINL CORP		COM		56501R106	131,502	3,759,081  SH	  SOLE		3,759,081
MARATHON OIL CORP		COM		565849106	2,599	50,100	   SH	  SOLE		50,100
MARSH & MCLENNAN COS INC	COM		571748102	3,786	142,600	   SH	  SOLE		142,600
MARVELL TECHNOLOGY GROUP LTD	ORD		BMG5876H1051	1,240	70,190	   SH	  SOLE		70,190
MBIA INC			COM		55262C100	928	211,500	   SH	  SOLE		211,500
MCGRAW HILL COS INC		COM		580645109	3,571	89,000	   SH	  SOLE		89,000
MEDTRONIC INC			COM		585055106	1,150	22,224	   SH	  SOLE		22,224
MERRILL LYNCH & CO INC		COM		590188108	86,471	2,726,917  SH	  SOLE		2,726,917
MICROSOFT CORP			COM		594918104	2,702	98,214	   SH	  SOLE		98,214
MOODYS CORP			COM		615369105	3,920	113,830	   SH	  SOLE		113,830
MORGAN STANLEY			COM NEW		617446448	3,180	88,175	   SH	  SOLE		88,175
MOTOROLA INC			COM		620076109	3,461	471,582	   SH	  SOLE		471,582
NELNET INC			CL A		64031N108	5,540	493,348	   SH	  SOLE		493,348
NEUSTAR INC			CL A		64126X201	14,211	659,160	   SH	  SOLE		659,160
NEXEN INC			COM		65334H102	80,520	2,018,680  SH	  SOLE		2,018,680
NOMURA HLDGS INC		SPONSORED ADR	65535H208	1,593	108,000	   SH	  SOLE		108,000
NORTHERN TR CORP		COM		665859104	5,395	78,681	   SH	  SOLE		78,681
NYSE EURONEXT			COM		629491101	241	4,750	   SH	  SOLE		4,750
OPPENHEIMER HLDGS INC		CL A NON VTG	683797104	16,247	574,916	   SH	  SOLE		574,916
PALL CORP			COM		696429307	3,039	76,600	   SH	  SOLE		76,600
PALOMAR MED TECHNOLOGIES INC	COM NEW		697529303	3,316	332,280	   SH	  SOLE		332,280
PETRO-CDA			COM		71644E102	2,883	51,466	   SH	  SOLE		51,466
PFIZER INC			COM		717081103	710	40,650	   SH	  SOLE		40,650
POSCO				SPONSORED ADR	693483109	3,431	26,434	   SH	  SOLE		26,434
PROGRESSIVE CORP OHIO		COM		743315103	3,271	174,712	   SH	  SOLE		174,712
PRUDENTIAL FINL INC		COM		744320102	3,573	59,810	   SH	  SOLE		59,810
QUEST DIAGNOSTICS INC		COM		74834L100	40,849	842,764	   SH	  SOLE		842,764
RAYMOND JAMES FINANCIAL INC	COM		754730109	581	22,000	   SH	  SOLE		22,000
REGIS CORP MINN			COM		758932107	7,997	303,500	   SH	  SOLE		303,500
RESEARCH IN MOTION LTD		COM		760975102	582	4,980	   SH	  SOLE		4,980
ROGERS COMMUNICATIONS INC	CL B		775109200	2,772	71,429	   SH	  SOLE		71,429
ROYAL BK CDA MONTREAL QUE	COM		780087102	111,406	2,477,927  SH	  SOLE		2,477,927
ROYAL BK SCOTLAND GROUP PLC	SP ADR REP SHS	780097721	1,142	266,090	   SH	  SOLE		266,090
RYLAND GROUP INC		COM		783764103	2,897	132,833	   SH	  SOLE		132,833
SANDISK CORP			COM		80004C101	805	43,044	   SH	  SOLE		43,044
SECURITY CAPITAL ASSURANCE	COM		BMG8018D1074	767	2,644,543  SH	  SOLE		2,644,543
SHAW COMMUNICATIONS INC		CL B CONV	82028K200	579 	28,350 	   SH	  SOLE		28,350
SIEMENS A G			SPONSORED ADR	826197501	3,139	28,500	   SH	  SOLE		28,500
SK TELECOM LTD			SPONSORED ADR	78440P108	5,483	264,000	   SH	  SOLE		264,000
SPRINT NEXTEL CORP		COM SER 1	852061100	9,632	1,013,850  SH	  SOLE		1,013,850
STATE STR CORP			COM		857477103	608	9,500	   SH	  SOLE		9,500
STEWART INFORMATION SVCS COR	COM		860372101	382	19,750	   SH	  SOLE		19,750
SUN LIFE FINL INC		COM		866796105	43,853	1,065,629  SH	  SOLE		1,065,629
SUNCOR ENERGY INC		COM		867229106	88,748	1,528,162  SH	  SOLE		1,528,162
SUPERTEX INC			COM		868532102	509	21,803	   SH	  SOLE		21,803
TECK COMINCO LTD		CL B		878742204	8,136	168,670	   SH	  SOLE		168,670
THOMSON REUTERS CORP		COM		884903105	118,141	3,660,462  SH	  SOLE		3,660,462
TIM HORTONS INC			COM		88706M103	2,305	80,520	   SH	  SOLE		80,520
TORONTO DOMINION BK ONT		COM NEW		891160509	307,577	4,879,910  SH	  SOLE		4,879,910
TOTAL S A			SPONSORED ADR	89151E109	1,791	21,000	   SH	  SOLE		21,000
TOTAL SYS SVCS INC		COM		891906109	207	9,300	   SH	  SOLE		9,300
TOYOTA MOTOR CORP		SP ADR REP2COM	892331307	2,623	27,900	   SH	  SOLE		27,900
UBS AG				SHS NEW		CH0024899483	37,792	1,804,015  SH	  SOLE		1,804,015
UNITEDHEALTH GROUP INC		COM		91324P102	2,082	79,300	   SH	  SOLE		79,300
VERISIGN INC			COM		92343E102	3,841	101,635	   SH	  SOLE		101,635
VISA INC			COM CL A	92826C839	699	8,600	   SH	  SOLE		8,600
WACHOVIA CORP NEW		COM		929903102	1,121	72,200	   SH	  SOLE		72,200
WELLS FARGO & CO NEW		COM		949746101	10,746	452,479	   SH	  SOLE		452,479
WESTERN UN CO			COM		959802109	860	34,800	   SH	  SOLE		34,800
WILLIS GROUP HOLDINGS LTD	SHS		BMG966551084	1,468	46,795	   SH	  SOLE		46,795
WYETH				COM		983024100	2,650	55,250	   SH	  SOLE		55,250
XL CAP LTD			CL A		KYG982551056	3,466	168,580	   SH	  SOLE		168,580

/TEXT
/DOCUMENT
/SUBMISSION